Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 430,901	$ 786,685	$ 251,706	$ 2,518,347	$ 1,468,042	$ 2,841,391
Franchise tax	(1,100)	50,000	80,324	45,300	150,000	64,050
Loss from operations	(429,801)	(836,685)		(2,563,647)	(1,618,042)
Total operating expenses			332,030			2,905,441
OTHER INCOME (LOSS)
Unrealized gain on marketable securities held in Trust Account		661,176	(385)		915,859
Interest income earned on marketable securities held in Trust Account	121,524	320,475		380,583	357,583	2,836,864
Total other income	121,524	981,651		380,583	1,273,442
(Loss) income before provision for income taxes	(308,277)	144,966	(332,415)	(2,183,064)	(344,600)	(68,577)
Provision for income taxes	(25,751)	(60,461)		(70,409)	(60,461)
Income tax expense (benefit)			(16,868)			599,159
Net (loss) income	$ (334,028)	$ 84,505	$ (315,547)	$ (2,253,473)	$ (405,061)	$ (667,736)
Class A common stock
OTHER INCOME (LOSS)
Weighted average shares outstanding common stock (in Shares)	6,281,964	18,385,000	5,041,048	3,547,888	18,385,000	17,896,428
Basic net (loss) per share (in Dollars per share)	$ (0.05)	$ 0	$ 4.15	$ (0.34)	$ (0.02)	$ (0.03)
Class B common stock
OTHER INCOME (LOSS)
Weighted average shares outstanding common stock (in Shares)	50,508	4,596,250	4,607,658	3,075,432	4,596,250	4,596,250
Basic net (loss) per share (in Dollars per share)	$ (0.05)	$ 0	$ (0.03)	$ (0.34)	$ (0.02)	$ (0.03)